Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities [Line Items]
Allocation of exchange differences to income net	$ (15,334,368)	$ (23,272,231)	$ (10,412,110)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedge reserves (income hedge) at the beginning of the year net	(60,345,663)	(189,813,409)	(127,508,852)
Exchange differences recorded in equity net	(248,168,691)	98,288,849	(77,347,380)
Allocation of exchange differences to income net	26,960,555	31,178,897	15,042,823
Balance in hedge reserves (income hedge) at the end of the year net	$ (281,553,799)	$ (60,345,663)	$ (189,813,409)